Basis of Presentation	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2019	Sep. 30, 2019	Dec. 31, 2018
Basis of Presentation
Basis of Presentation

Note 2: Basis of Presentation

The accompanying unaudited condensed consolidated financial statements for the three and six months ended June 30, 2019 and 2018 were prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The condensed consolidated financial statements do not include all of the information or notes necessary for a complete presentation in accordance with U.S. GAAP. Accordingly, these condensed consolidated financial  statements should be read in conjunction with the Company’s annual financial  statements as of and for the year ended December 31, 2018. The results of operations for the three and six months ended June 30, 2019 and 2018 are not necessarily indicative  of the operating results for the full year.

In the opinion of management, the interim  financial  data includes all adjustments, consisting only of normal recurring  adjustments, necessary for a fair statement of the results for the interim  periods presented. The condensed consolidated financial statements of the Company include the accounts of all of its subsidiaries. Subsidiaries are entities over which the Company has control, where control is defined as the power to govern financial and operating policies. Generally, the Company has a shareholding of more than 50% of the voting rights in its subsidiaries. The effect of potential voting rights that are currently exercisable are considered when assessing whether control exists. Subsidiaries are fully consolidated from the date control is transferred to the Company, and are de-consolidated from the date control ceases. Intercompany accounts and transactions have been eliminated in consolidation. The U.S. dollar is the Company’s reporting currency.

Note 2: Basis of Presentation

The accompanying unaudited condensed consolidated financial statements for the three and nine months ended September 30, 2019 and 2018 were prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The condensed consolidated financial statements do not include all of the information or notes necessary for a complete presentation in accordance with U.S. GAAP. Accordingly, these condensed consolidated financial  statements should be read in conjunction with the Company’s annual financial  statements as of and for the year ended December 31, 2018. The results of operations for the three and nine months ended September 30, 2019 and 2018 are not necessarily indicative  of the operating results for the full year.

In the opinion of management, the interim  financial  data includes all adjustments, consisting only of normal recurring  adjustments, necessary for a fair statement of the results for the interim  periods presented. The condensed consolidated financial statements of the Company include the accounts of all of its subsidiaries. Subsidiaries are entities over which the Company has control, where control is defined as the power to govern financial and operating policies. Generally, the Company has a shareholding of more than 50% of the voting rights in its subsidiaries. The effect of potential voting rights that are currently exercisable are considered when assessing whether control exists. Subsidiaries are fully consolidated from the date control is transferred to the Company, and are de-consolidated from the date control ceases. Intercompany accounts and transactions have been eliminated in consolidation. The U.S. dollar is the Company’s reporting currency.

Note 2: Basis of Presentation

The accompanying consolidated financial statements for the years ended December 31, 2018 and 2017, respectively, were prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The consolidated financial statements of the Company include the accounts of all of its subsidiaries. Subsidiaries are entities over which the Company has control, where control is defined as the power to govern financial and operating policies. Generally, the Company has a shareholding of more than 50% of the voting rights in its subsidiaries. The effect of potential voting rights that are currently exercisable are considered when assessing whether control exists. Subsidiaries are fully consolidated from the date control is transferred to the Company, and are de-consolidated from the date control ceases. The U.S. dollar is Jersey’s reporting currency. As such, the financial statements are reported on a U.S. dollar basis.